Securitizations and Other Variable Interest Entities - First Lien Mortgages VIE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2011 Home Equity [Member]		Dec. 31, 2010 Home Equity [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Home Equity [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Home Equity [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Consolidated VIEs [Member]	Apr. 14, 2011 Consolidated VIEs [Member] Trust	Dec. 31, 2010 Consolidated VIEs [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Home Equity [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Home Equity [Member]		Dec. 31, 2011 Consolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Consolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Consolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Consolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Consolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Consolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Senior Securities [Member] Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Senior Securities [Member] Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Senior Securities [Member] Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Senior Securities [Member] Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Senior Securities [Member] Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Senior Securities [Member] Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Senior Securities [Member] Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Senior Securities [Member] Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Senior Securities [Member] Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Senior Securities [Member] Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Subordinate Securities [Member] Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]	Dec. 31, 2010 Subordinate Securities [Member] Unconsolidated VIEs [Member] Agency Securities [Member] First Lien Mortgages [Member]	Dec. 31, 2011 Subordinate Securities [Member] Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Subordinate Securities [Member] Unconsolidated VIEs [Member] Prime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Subordinate Securities [Member] Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Subordinate Securities [Member] Unconsolidated VIEs [Member] Subprime Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Subordinate Securities [Member] Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]	Dec. 31, 2010 Subordinate Securities [Member] Unconsolidated VIEs [Member] Alt-A Loan [Member] First Lien Mortgages [Member]		Dec. 31, 2011 Subordinate Securities [Member] Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]		Dec. 31, 2010 Subordinate Securities [Member] Unconsolidated VIEs [Member] Commercial Mortgage Backed Securities [Member] First Lien Mortgages [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure								$ 10,235	[1]	$ 12,324	[1]	$ 7,563	[1]	$ 9,132	[1]	$ 37,519	[2]	$ 46,093	[2]	$ 2,375	[2]	$ 2,794	[2]	$ 289	[2]	$ 416	[2]	$ 506	[2]	$ 651	[2]	$ 981	[2]	$ 1,199	[2]				$ 2,672	[1]	$ 3,192	[1]	$ 50,648	[2]	$ 32,746	[2]	$ 450	[2]	$ 46	[2]	$ 419	[2]	$ 42	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]
On Balance Sheet Assets [Abstract]
Trading account assets								5	[3],[4]	209	[3],[4]	5	[3],[4]	209	[3],[4]																								0	[3],[4]	0	[3],[4]																					8,744	[3]	10,693	[3]	94	[3]	147	[3]	3	[3]	126	[3]	343	[3]	645	[3]	21	[3]	146	[3]	0	0	0		0		30	[3]	12	[3]	0	0		3	[3]	8	[3]
AFS Debt Securities	276,151		337,627					13	[3],[5]	35	[3],[5]	13	[3],[5]	35	[3],[5]																					0		2,601	0	[3],[5]	0	[3],[5]																					28,775	[3]	35,400	[3]	2,001	[3]	2,593	[3]	174	[3]	234	[3]	163	[3]	0		846	[3]	984	[3]	0	0	26	[3]	39	[3]	30	[3]	35	[3]	0	6	[3]	0		0
Residual interests held																0		0		8		6		9		9		0		0		43		61
Other Assets	145,686		182,124													0		0		0		9		0		0		0		0		0		0		4,769		7,086					495		220		63		46		59		16		0		0		0		0
Total assets	2,129,046	[6]	2,264,909	[6]				2,690		3,436		18		244		37,519		46,093		2,129		2,794		246		416		506		651		913		1,199		151,761		169,828	2,672		3,192		50,648		32,746		1,361		46		1,573		748		0		0		0		0
Principal balance outstanding								17,397		23,624		14,422		20,095		1,198,766	[7]	1,297,159	[7]	61,207	[7]	75,762	[7]	73,949	[7]	92,710	[7]	101,622	[7]	116,233	[7]	76,645	[7]	73,597	[7]				2,975		3,529
Loans and leases	926,200		940,440					2,975		3,529		0		0																						140,194		145,469	2,975		3,529		50,159		32,563		1,298		0		892		0		0		0		0		0
Allowance for Loan and Lease Losses	(33,783)		(41,885)		(37,200)	(23,071)	[8]	(303)		(337)		0		0																						(5,066)		(8,935)	(303)		(337)		(6)		(37)		0		0		0		0		0		0		0		0
Loans held-for-sale	13,762		35,058																																	1,635		1,953					0		0		0		0		622		732		0		0		0		0
On Balance Sheet Liabilities [Abstract]
Commercial paper and other short-term borrowings	35,698		59,962																																	5,777		6,742					0		0		0		0		650		706		0		0		0		0
Long-term Debt	372,265		448,431					3,081		3,635		0		0																						49,054		71,013	3,081		3,635		0		0		1,360		0		911		0		0		0		0		0
Other Liabilities								66		23		0		0																						1,116		9,141	66		23		0		3		0		9		57		62		0		0		0		0
Liabilities	$ 1,898,945		$ 2,036,661					$ 3,147		$ 3,658		$ 0		$ 0																						$ 55,947		$ 86,896	$ 3,147		$ 3,658		$ 0		$ 3		$ 1,360		$ 9		$ 1,618		$ 768		$ 0		$ 0		$ 0		$ 0
In Text Details [Abstract]
Number of Securities, Entity has a Loss Sharing Reinsurance Obligation																																					12

[1]	For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.
[2]	Maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and MSRs. For more information, see Note 9 – Representations and Warranties Obligations and Corporate Guarantees and Note 25 – Mortgage Servicing Rights.
[3]	As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.
[4]	At December 31, 2011 and 2010, $3 million and $204 million of the debt securities classified as trading account assets were senior securities and $2 million and $5 million were subordinate securities.
[5]	At December 31, 2011 and 2010, $13 million and $35 million were subordinate debt securities.
[6]	Total assets include long-lived assets, which are primarily located in the U.S.
[7]	Principal balance outstanding includes loans the Corporation transferred with which the Corporation has continuing involvement, which may include servicing the loans.
[8]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.